                        MASSMUTUAL INDEXED EQUITY FUND
                       Supplement dated November 4, 1999
         to the Statement of Additional Information dated July 1, 1999

The Statement of Additional Information is changed as follows:

1. At page B-12 of the Statement of Additional Information, the following changes are hereby made to the information provided for Stuart H. Reese: (i) delete the designation of "President of the Trust"; and (ii) add "President and Chief Executive Officer (since 1999), David L. Babson and Company Incorporated (investment adviser)" at the end thereof.

2. Page B-15 of the Statement of Additional Information is hereby amended by deleting John H. Southworth as Trustee of the Trust, and adding the following:

    John V. Murphy*            Trustee and President of the Trust
    1295 State Street
    Springfield, MA  01111
    Age 50

    Executive Vice President (since 1997), MassMutual; Executive Vice President, Director and Chief Operating Officer (1995-1997), David L. Babson and Company Incorporated (investment adviser); Senior Vice President and Director (1995-1997), Potomac Babson Incorporated (investment adviser); Chief Operating Officer (1993-1996), Concert Capital Management, Inc. (investment adviser); Trustee and President (since 1999), MML Series Investment Fund (open-end investment company); Trustee, MassMutual Institutional Funds (1997-1999).

3. Pages B-15 to B-16 of the Statement of Additional Information are hereby amended by deleting the references to Michael D. Hays, Mary Wilson Kibbe, Stephen L. Kuhn, Charles C. McCobb, Jr., Edmond F. Ryan and Mark B. Ackerman in their entirety, and substituting the following:

    J. Spencer Williams        Chief Financial Officer and Treasurer
    1295 State Street          of the Trust
    Springfield, MA  01111
    Age:  41

    Senior Vice President (since 1998), Vice President (1997), MassMutual; Senior Vice President (1996-1997), Vice President (1994-1995), Federated Investors (investment adviser); Chief Financial Officer and Treasurer (since 1999), MML Series Investment Fund (open-end investment company).

    Frederick C. Castellani    Vice President of the Trust
    1295 State Street
    Springfield, MA  01111
    Age:  52

    Senior Vice President (since 1996), MassMutual; Senior Vice President (1993-1996), CIGNA (insurance and retirement services).

     Isaac Williams, Jr.      Vice President of the Trust
     1295 State Street
     Springfield, MA  01111
     Age:  41

     Second Vice President (since 1998), MassMutual; Regional Director (1988-
     1998), Peerless Insurance Company (property/casualty insurance company); Vice President (since 1999), MML Series Investment Fund (open-end investment company).

     Thomas M. Kinzler        Vice President and Secretary of the Trust
     1295 State Street
     Springfield, MA  01111
     Age:  44

     Vice President and Associate General Counsel (since 1999), Second Vice President and Associate General Counsel (1996-1999), Assistant Vice President and Counsel (1995-1996), Counsel (1989-1995), MassMutual; Vice President and Secretary (since 1999), MML Series Investment Fund (open-end investment company).

4. Page B-16 of the Statement of Additional Information is hereby amended by deleting the information for Vernon J. Meyer in its entirety and substituting in its place the following:

     Vernon J. Meyer          Vice President of the Trust
     1295 State Street
     Springfield, MA  01111
     Age:  35

     Vice President (since 1998), Second Vice President (1995-1998), Assistant Vice President (1994-1995), MassMutual; Vice President (since 1999), MML Series Investment Fund (open-end investment company).

5. Page B-17 of the Statement of Additional Information is hereby amended by deleting the second paragraph under "Compensation" in its entirety, and
                                     ------------
substituting in its place the following:

     The following table discloses the compensation paid to the Registrant's non-interested Trustees for the calendar year ended December 31, 1998. The Registrant has no pension or retirement plan, but does have a deferred compensation plan. The plan provides for amounts deferred to be credited a rate of interest set by the Board of Trustees from time to time, currently eight percent (8%). No Trustee is currently entitled to receive any benefits under such plan. Each of the non-interested Trustees also serves as a Trustee of one other investment company managed by MassMutual. Total Compensation from Registrant and Fund Complex reflects compensation paid in the calendar year ended December 31, 1998.